Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Property and Equipment	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	12.5 – 33
Manufacturing equipment	7
Office furniture and equipment	7– 15
Leasehold improvements	*
*Over the shorter of the expected lease term or estimated useful lives.

	December 31, 2021	December 31, 2020
Manufacturing equipment	$526	$509
Furniture and equipment	8,294	6,898
Leasehold improvements	6,637	6,430
Computers and software	22,735	18,931
	38,192	32,768

Less—accumulated depreciation	(21,436)	(16,662)
	$16,756	$16,106

Disaggregation of Revenue
The following table provides information about disaggregated revenue by geographical areas

	Year Ended December 31,
	2021	2020	2019
EMEA	$88,441	$65,807	$55,911
America	126,929	100,835	89,514
APAC	30,876	28,271	26,429
Total	$246,246	$194,913	$171,854

Summary of Contract Balances
The following table provides information about accounts receivable, contract assets, and contract liabilities from contracts with customers:

	December 31, 2021	December 31, 2020
Contract assets	$8,567	$3,967
Contract liabilities, current	122,983	105,543
Contract liabilities, non-current	$36,426	$33,439

Summary of the Change in the Fair Value of Liabilities

	Public Warrants	Private Placement Warrants	Total Derivative Warrant liability
Warrant liability assumed from the Business Combination	$34,400	$34,045	$68,445
Change in fair value of warrant liability	800	(12,767)	(11,967)
Balance, December 31, 2021	$35,200	$21,278	$56,478
Following the Merger, the Company issued equity and debt instrument. Transaction expenses were allocated on a relative fair value basis.

	Restricted sponsor shares	Price adjustment shares	Total
Earn out shares assumed from the Business Combination	$62,347	$117,675	$180,022
Change in fair value of warrant liability	(17,635)	(38,271)	(55,906)
Balance, December 31, 2021	$44,712	$79,404	$124,116

Summary of Fair Value Measurement Inputs and Valuation Techniques	The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

As of December 31, 2021
Number of private placement warrants	9,666,667
Exercise price	$11.5
Share price	$8.02
Expiration term (in years)	4.66
Volatility	44.8%
Risk-free Rate	1.22%
Dividend yield	0% - 5%

Schedule of Finite-Lived Intangible Assets
Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual period ranges:

Years
Core technology	5- 7
Trade name	4
Customer relationship	10
Definite-lived intangible assets:

	December 31, 2021	December 31, 2020

Original amounts:
Core technology	$10,411	$4,000
Trade name	3,900	3,900
Customer relationship	177	—
	14,488	7,900
Accumulated amortization:
Core technology	1,470	476
Trade name	1,788	813
Customer relationship	2	—
	3,260	1,289
Intangible assets, net
	$11,228	$6,611